Range ETFs

Range Global Coal Index ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† – 98.4%

Australia – 40.6%
Energy – 23.2%
New Hope	446,930	$1,493,790
Whitehaven Coal	569,336	3,168,816
Yancoal Australia	796,574	3,326,604
		7,989,210

Materials – 17.4%
Bathurst Resources*	291,182	139,033
BHP Group ADR	20,670	1,686,052
Coronado Global Resources, CDI	2,074,756	465,752
Glencore PLC	271,373	1,948,281
Stanmore Resources	922,570	1,735,724
		5,974,842
		13,964,052

Canada – 1.4%
Materials – 1.4%
Colonial Coal International*	225,049	490,080

Hong Kong – 0.3%
Energy – 0.3%
SouthGobi Resources*	425,343	96,680

Mongolia – 3.3%
Materials – 3.3%
Mongolian Mining*	717,000	1,145,785

Poland – 3.6%
Energy – 0.4%
Lubelski Wegiel Bogdanka*	22,535	126,784

Materials – 3.2%
Jastrzebska Spolka Weglowa*	144,876	1,100,565
		1,227,349

South Africa – 6.7%
Energy – 6.7%
Exxaro Resources	131,498	1,634,069
Thungela Resources	96,878	675,940
		2,310,009

United States – 42.5%
Energy – 18.6%
Alliance Resource Partners LP	57,652	1,527,202
American Resources, Cl A*	104,801	314,403

Description	Shares	Fair Value
United States – continued

Energy – continued
Hallador Energy*	29,689	$539,746
NACCO Industries, Cl A	5,142	295,048
Natural Resource Partners LP	13,258	1,604,881
Peabody Energy	66,680	2,103,087
		6,384,367

Materials – 23.9%
Alpha Metallurgical Resources*	16,161	2,628,587
Novusterra(A)*	525	–
Ramaco Resources, Cl A*	76,858	1,163,630
SunCoke Energy	104,859	597,696
Warrior Met Coal	46,052	3,833,368
		8,223,281
		14,607,648

Total Common Stock
(Cost $30,376,484)		33,841,603

Total Investments - 98.4%
(Cost $30,376,484)		$33,841,603

Percentages are based on Net Assets of $34,408,827

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR – American Depositary Receipt

CDI – Chess Depositary Interest

Cl – Class

LP – Limited Partnership

PLC – Public Limited Company

Amounts designated as “–“ are $0 or have been rounded to $0.

RAN-QH-001-0500

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† – 99.8%
Australia – 2.6%
Industrials – 2.6%
Silex Systems*	4,652,989	$22,880,128

Canada – 12.6%
Energy – 10.2%
Cameco	753,524	89,217,242

Industrials – 2.4%
Aecon Group	416,501	11,607,730
AtkinsRealis Group	138,978	9,634,762
		21,242,492
		110,459,734

China – 2.0%
Industrials – 2.0%
Shanghai Electric Group, Cl H*	29,160,000	17,632,850

Czech Republic – 2.0%
Utilities – 2.0%
CEZ	297,683	16,902,678

Finland – 1.9%
Utilities – 1.9%
Fortum	719,969	16,839,739

Japan – 7.3%
Industrials – 6.5%
Fuji Electric	119,500	10,646,886
Hitachi	688,200	23,036,241
Mitsubishi Heavy Industries	735,000	23,604,740
		57,287,867

Utilities – 0.8%
Tokyo Electric Power Holdings*	1,454,600	6,525,552
		63,813,419

South Korea – 11.0%
Industrials – 8.6%
Doosan	15,828	14,061,998
KEPCO Engineering & Construction*	112,342	13,674,720
Samsung C&T	134,220	32,703,587
Samsung Heavy Industries*	714,926	14,387,979
		74,828,284

Description	Shares	Fair Value

South Korea – continued
Utilities – 2.4%
Korea Electric Power	515,920	$20,981,105
		95,809,389

Spain – 2.7%
Utilities – 2.7%
Endesa	582,995	23,795,855

United Kingdom – 2.9%
Industrials – 2.9%
Rolls-Royce Holdings	1,426,468	25,574,013

United States – 54.8%
Energy – 2.6%
Centrus Energy, Cl A*	56,116	11,368,540
Lightbridge*	864,800	11,181,864
		22,550,404

Industrials – 31.0%
Amentum Holdings*	324,072	9,680,017
BWX Technologies	76,665	15,791,457
Curtiss-Wright	37,164	26,027,064
Emerson Electric	147,814	22,282,961
Flowserve	130,487	11,550,709
Fluor*	179,927	9,411,981
GE Vernova	35,597	31,097,539
Graham*	140,330	11,397,603
Honeywell International	104,373	25,424,219
Jacobs Solutions	100,281	13,824,739
Lockheed Martin	46,385	30,525,041
MasTec*	66,175	19,721,473
NANO Nuclear Energy*	361,273	9,606,249
NuScale Power*	492,861	6,333,264
Quanta Services	50,409	28,384,300
		271,058,616

Information Technology – 0.7%
Mirion Technologies, Cl A*	306,639	6,626,469

Materials – 1.1%
ASP Isotopes*	1,461,614	7,805,019
Solstice Advanced Materials	26,056	2,045,656
		9,850,675

Utilities – 19.4%
Constellation Energy	188,989	62,343,691
Dominion Energy	308,231	19,461,705
Duke Energy	152,235	19,919,950
Oklo, Cl A*	255,376	16,075,919

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
United States – continued
Utilities – continued
PG&E	1,224,773	$23,270,687
Talen Energy*	36,754	13,634,631
Vistra	87,414	15,200,421
		169,907,004
		479,993,168

Total Common Stock
(Cost $659,541,698)		873,700,973

Total Investments - 99.8%
(Cost $659,541,698)		$873,700,973

Percentages are based on Net Assets of $875,470,205

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl – Class

RAN-QH-001-0500